PACIFIC SELECT FUND

SUPPLEMENT DATED JULY 23, 2004 TO THE PROSPECTUS
FOR PACIFIC SELECT FUND DATED MAY 1, 2004

This supplement must be preceded by the Pacific Select Fund prospectus dated May 1, 2004.	This supplement changes the fund’s prospectus effective July 23, 2004. It gives you information about certain options under your variable annuity contract or variable life insurance policy. Remember to review the Pacific Select Fund prospectus for other important information.

About the portfolios	The About the portfolios section for the Managed Bond and Inflation Managed Portfolios is amended by increasing each Portfolio’s limit on the amount of assets in foreign investments, including those in emerging market countries, denominated in foreign currencies, to 30%.

Risks you should be aware of	The following bullets are added under Risks you should be aware of for the Managed Bond and Inflation Managed Portfolios:

• price volatility — fixed income securities are exposed to potential price volatility. The prices of fixed income securities are affected by many factors, including prevailing interest rates and market conditions.

• emerging countries — investments in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

• liquidity — is the ability to sell securities at about carrying cost within a reasonable time. High-yield/high-risk bonds may be less liquid (more difficult to sell) than higher quality investments, and investments in smaller companies have a greater risk of being or becoming less liquid than other equity securities.

How the portfolio performed	The 1 and 3 years/since inception returns for the Goldman Sachs Health Care Index on page 23 are replaced with 21.75% and (6.09)%, respectively.

Who manages the portfolio	The following portfolio manager information is added unless otherwise noted:

Capital Opportunities	Alan T. Langsner is a vice president of MFS. Mr. Langsner has been employed in the investment management area of MFS since 1999.

Katrina Mead is a vice president of MFS. Ms. Mead has been employed in the investment management area of MFS since 1997.

International Large-Cap	Elizabeth A. Palmer is a vice president of MFS. Ms. Palmer has been employed in the investment management area of MFS since 2002. Prior to joining MFS, Ms. Palmer was an associate portfolio manager and client relationship manager at Grantham, Mayo, Van, Otterloo & Co. LLC.

Real Estate	Information regarding Douglas Funke is deleted.

Mid-Cap Growth	Sam Chainani is a vice president of Van Kampen. He joined Van Kampen in 1996.

PACIFIC SELECT FUND

SUPPLEMENT DATED JULY 23, 2004 TO THE PROSPECTUS
FOR PACIFIC SELECT FUND DATED MAY 1, 2004

This supplement must be preceded or accompanied by the Pacific Select Fund prospectus dated May 1, 2004.	This supplement changes the fund’s prospectus effective July 23, 2004. It gives you information about certain options under your variable annuity contract or variable life insurance policy. Remember to review the Pacific Select Fund prospectus for other important information.

About the portfolios	The About the portfolios section for the Managed Bond and Inflation Managed Portfolios is amended by increasing each Portfolio’s limit on the amount of assets in foreign investments, including those in emerging market countries, denominated in foreign currencies, to 30%.

Risks you should be aware of	The following bullets are added under Risks you should be aware of for the Managed Bond and Inflation Managed Portfolios:

• price volatility — fixed income securities are exposed to potential price volatility. The prices of fixed income securities are affected by many factors, including prevailing interest rates and market conditions.

• emerging countries — investments in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

• liquidity — is the ability to sell securities at about carrying cost within a reasonable time. High-yield/high-risk bonds may be less liquid (more difficult to sell) than higher quality investments, and investments in smaller companies have a greater risk of being or becoming less liquid than other equity securities.

How the portfolio performed	The 1 and 3 years/since inception returns for the Goldman Sachs Health Care Index on page 23 are replaced with 21.75% and (6.09)%, respectively.

Who manages the portfolio	The following portfolio manager information is added unless otherwise noted:

Capital Opportunities	Alan T. Langsner is a vice president of MFS. Mr. Langsner has been employed in the investment management area of MFS since 1999.

Katrina Mead is a vice president of MFS. Ms. Mead has been employed in the investment management area of MFS since 1997.

International Large-Cap	Elizabeth A. Palmer is a vice president of MFS. Ms. Palmer has been employed in the investment management area of MFS since 2002. Prior to joining MFS, Ms. Palmer was an associate portfolio manager and client relationship manager at Grantham, Mayo, Van, Otterloo & Co. LLC.

Real Estate	Information regarding Douglas Funke is deleted.

Mid-Cap Growth	Sam Chainani is a vice president of Van Kampen. He joined Van Kampen in 1996.

Supplement dated July 23, 2004 to the

Statement of Additional Information for the Pacific Select Fund dated May 1, 2004

      This supplement revises the Pacific Select Fund’s Statement of Additional Information (SAI) effective July 23, 2004 to reflect the following:

Under ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS, the following changes are made:

The following subsections are amended as follows:

Blue Chip and Aggressive Growth Portfolios

The second paragraph of each Portfolio is amended by adding the following before the last sentence:

      The Portfolio will not purchase options if, at the time of investment, the aggregate premiums paid for the options will exceed 5% of the Portfolio’s assets.

International Value Portfolio

The last two sentences of the third paragraph are deleted.

Inflation Managed Portfolio

In the second paragraph, total return swaps are added to the list of permitted investments and the second to last sentence is replaced with the following:

In addition, the Portfolio may invest up to 30% of its assets in foreign investments denominated in foreign currencies.

Managed Bond Portfolio

In the first paragraph, total return swaps are added to the list of permitted investments and the second to last sentence is replaced with the following:

In addition, the Portfolio may invest up to 30% of its assets in foreign investments denominated in foreign currencies.

Form No.	15-26148-00

FSAISUP704
85-25649-00